Note 7 - Commitments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
7
–
Commitments

Consulting Agreements

The Company entered into a
one
-year consulting agreement with Michelle Tokarz (“Tokarz”) effective
February 10, 2020
and expiring
February 9, 2021.
Under the terms of the agreement, Tokarz will have the position of Business Development Consultant.   Tokarz will be paid an hourly fee of
$115
with a maximum of
$1,000
per day and shall make up to
ten
days available to the Company each month. The Company recognized expenses of approximately
$52,000
during the year ended
December 31, 2020.

North Dakota State University Sponsored Research Agreement

The Company entered into a Sponsored Research Agreement (“SRA”) dated
August 14, 2015
with North Dakota State University Research Foundation (“NDSU/RF”). With the proposed research for this project, NDSU/RF planned to make prototypical compounds and materials from CHS and CHS derivatives with the potential;
1
) to act as efficient photoactive materials for solar cells,
2
) to serve in electro active devices for optimization of current and voltage performance,
3
) to perform at high levels of efficiency as silicon anodes in lightweight batteries (silicon has more than
11
times the capacity of carbon in the ubiquitous carbon based batteries), and,
4
) to be incorporated into specialty inks for printed electronics applications. The research was conducted
August 14, 2015
through
August 31, 2016.
The Company agreed to reimburse NDSU/RF for all costs incurred in performing the research up to a maximum amount of
$70,000.
On
June 7, 2016
the Company and NDSU/RF mutually agreed to amend the SRA. Under the terms of the amendment the term was extended to
June 30, 2017
and the consideration was increased by
$120,000
to a maximum amount of
$190,000.

As of
December 31, 2020,
the remaining balance of the SRA to be paid under the terms of the agreement is
$93,578.
  As of
December 31, 2020,
and pursuant to the SRA, Coretec was in arrears on the payment of that obligation. Accordingly, as of
December 31, 2020,
Coretec would be considered in default under the SRA because of the unpaid obligations, which could allow NDSU/RF to exercise various options under the SRA, including an option to terminate the SRA if Coretec does not
cure the default within
10
business days after receiving written notice by NDSU/RF.  Due to Coretec's belief that certain obligations of NDSU/RF were unsatisfied, Coretec has actively communicated with NDSU/RF in order to determine what obligations are owed and what actions all parties are required to take, and will agree to take, in furtherance of the SRA. In connection with such objective, Coretec has sent NDSU/RF a detailed communication setting forth, among other things, the basis for its belief that (i) the payment obligation was not
due to NDSU/RF; and (ii) NDSU/RF does
not
have the right to enforce a default. Coretec did
not
attempt communication or receive communication from NDSU/RF during
2020.

As of the date of this report, there have been
no
legal proceedings initiated in connection with the SRA.  However, no
assurances can be made that the active communications between the parties will result in a resolution or that legal proceedings will not
be initiated in the future.

Office Lease

On
June 30, 2020
the Company moved headquarters from Tulsa, Oklahoma to Ann Arbor, Michigan at which time the Company terminated the lease agreement in Tulsa. The Company continued to occupy the office space in Ann Arbor under the lease agreement that was executed on
December 3, 2019.
The Company signed a
one
-year lease in Ann Arbor, Michigan commencing
January 1, 2020
with an annual rent obligation of
$15,120
(
$1,260
per month). Rent expense for the office operating leases was
$25,592
and
$23,760
and for the years ended
December 31, 2020
and
2019,
respectively. The Company has renewed the Ann Arbor lease for
2021
under the same terms.

Supply Agreement

During
June 2020,
the Company entered into a supply agreement with Evonik Operations GmbH to purchase
500
grams of cyclohexasilane,
Si6H12
(CHS) for
$185,000.
The supply agreement is valid until
March 31, 2021.
The Company paid Evonik Operations GmbH
$92,500
on
July 20, 2020,
to initiate production of CHS, in accordance with the agreement. Delivery is expected during the months of
March
and
April
of
2021,
at which time the Company will owe the remaining
$92,500.